Financial Highlights	12 Months Ended
Dec. 31, 2023
Investment Company [Abstract]
Financial Highlights

11.FINANCIAL HIGHLIGHTS

The following is a schedule of financial highlights as of and for the year ended December 31, 2023 and for the period from December 5, 2022 (commencement of operations) to December 31, 2022:

	As of and For the Year Ended December 31, 2023
	Class I	Class S(6)	Class D(6)
Per Share Data:
Net asset value at beginning of period	$24.99	$27.01	$27.01
Net investment income for period(1)	2.41	0.84	0.90
Net realized and unrealized gains for period(1)	0.85	0.30	0.31
Net increase in net assets resulting from operations	3.26	1.14	1.21
Distributions from net investment income	(1.03)	(0.93)	(1.00)
Total increase in net assets	2.23	0.21	0.21
Net asset value at end of period	$27.22	$27.22	$27.22
Total return based on net asset value(2)	13.03%	4.22%	4.47%
Shares outstanding at end of period	51,943	10,972	1,806
Ratio/Supplemental Data:
Net assets at end of period	$1,413,632	$298,608	$49,152
Ratio of operating expenses (excluding expense support) to average net assets(3)(4)	13.34%	10.22%	8.43%
Ratio of operating expenses (including expense support) to average net assets(3)	12.00%	9.26%	7.60%
Ratio of net investment income to average net assets(3)(5)	16.23%	9.71%	9.43%
Portfolio turnover rate(3)	68%	68%	68%

As of and For the Period
from December 5, 2022
(Commencement of
Operations) to
December 31, 2022
Class I
Per Share Data:
Net asset value at beginning of period	$25.00
Net investment income for period(1)	0.03
Net realized and unrealized losses for period(1)	(0.04)
Net decrease in net assets resulting from operations	(0.01)
Net asset value at end of period	$24.99
Total return based on net asset value(2)	(0.05)%
Shares outstanding at end of period	5,927
Ratio/Supplemental Data:
Net assets at end of period	$148,098
Ratio of operating expenses (excluding expense support) to average net assets(3)(4)	6.71%
Ratio of operating expenses (including expense support) to average net assets(3)	—%
Ratio of net investment income to average net assets(3)(5)	1.73%
Portfolio turnover rate(3)	80%
(1)	Weighted average basic per share data.
(2)	For the year ended December 31, 2023, the total return based on net asset value equaled the change in net asset value during the period divided by the beginning net asset value for the period. The Fund’s performance changes over time and currently may be different than that shown. Past performance is no guarantee of future results. Total return is not annualized.
(3)	The ratios reflect an annualized amount.
(4)	For the year ended December 31, 2023 and for the period from December 5, 2022 (commencement of operations) to December 31, 2022, the ratio of operating expenses to average net assets consisted of the following:

	For the Year Ended December 31, 2023
	Class I	Class S(6)	Class D(6)
Base management fee	2.41%	1.62%	1.45%
Income based fee and capital gains incentive fee	3.08	2.20	1.94
Interest and credit facility fees	6.08	4.12	3.69
Other operating expenses	1.77	2.28	1.35
Total operating expenses	13.34%	10.22%	8.43%

As of and For the period
from December 5, 2022
(commencement of
operations) to
December 31, 2022
Class I
Base management fee	1.23%
Income based fee and capital gains incentive fee	—
Interest and credit facility fees	1.12
Organization costs	0.53
Other operating expenses	3.83
Total operating expenses	6.71%
(5)	The ratio of net investment income to average net assets excludes income taxes related to realized gains and losses.
(6)	The date of the first sale of Class S and D shares was August 1, 2023.